Leases - Additional information (Details)			1 Months Ended
	Nov. 06, 2020 USD ($) agreement	Dec. 16, 2016 USD ($) vessel	Jan. 31, 2021 metricTonsOfFuel	Dec. 31, 2020 USD ($)	Jan. 01, 2019 USD ($)
Disclosure of quantitative information about leases for lessee [line items]
Number of VLCCs delivered | metricTonsOfFuel			2
Number of time charter agreements entered into | agreement	2
Time charter agreement, contract term	24 months
Charter agreement, extension term	12 months
Charter agreement, period to declare contract extension	20 months
Charter agreement, price per day, initial term	$ 25,000
Charter agreement, price per day, extension period	$ 26,500
Lease liabilities arising from extension options				$ 12,300,000
Finance lease receivables					$ 11,400,000
Sale and leaseback agreement | Vessels
Disclosure of quantitative information about leases for lessee [line items]
Seller credit payable upon sale		$ 4,500,000
Seller credit percent of fair value threshold		50.00%
Seller credit payable threshold, oldest vessel		$ 17,500,000
Seller credit payable threshold, other vessels		19,500,000
Leaseback agreement residual guarantee		$ 20,000,000.0
Number of VLCCs delivered | vessel		4
Owner percent of profit		75.00%
Charter percent of profit		25.00%
Profit share agreement, proceeds lower limit, oldest vessel		$ 26,500,000
Profit share agreement, proceeds upper limit, oldest vessel		32,500,000
Profit share agreement, proceeds lower limit, other vessel		28,500,000
Profit share agreement, proceeds upper limit, other vessel		$ 34,500,000